Fees Summary	Sep. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,301,000.00
Previously Paid Amount	0.00
Total Fee Amount	505.38
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 505.38
Narrative - Max Aggregate Offering Price	$ 3,301,000.00
Final Prospectus	true